Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 276,068	$ 314,302
Accounts receivable, net	233,744	194,701
Inventories	199,229	216,950
Restricted assets-current	54,645	49,656
Prepaid expenses and other current assets	31,187	17,636
Total current assets	794,873	793,245
Long-term investments	17,326	17,116
Property and equipment, net	188,398	167,417
Deferred income tax assets, net	8,878	8,456
Operating lease assets	14,674	14,134
Other assets	7,187	7,593
Total assets	1,031,336	1,007,961
Current Liabilities
Notes and accounts payable	17,773	55,586
Income tax payable	13,107	7,544
Refund liabilities	5,968	3,329
Accrued expenses and other current liabilities	162,656	146,351
Total current liabilities	199,504	212,810
Other long-term liabilities	59,548	60,455
Total liabilities	259,052	273,265
Commitments and Contingencies (Note 16)
Shareholders' Equity
Ordinary Shares at US$0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 133,676 thousand shares in 2023 and 134,764 thousand shares in 2024	1,348	1,337
Additional paid-in capital	337,975	321,050
Accumulated other comprehensive income	338	1,153
Retained earnings	432,623	411,156
Total shareholders' equity	772,284	734,696
Total liabilities and shareholders' equity	$ 1,031,336	$ 1,007,961